Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Schedule of Property, plant and equipment and related accumulated depreciation

	December 31,	December 31,
	2020	2019
Land	$6,827	$487
Building and improvements	132,428	87,563
Furniture and fixtures	64,214	37,526
Information technology	2,756	1,858
Construction in progress	73,177	20,387
Total property and equipment	279,402	147,821
Less: Accumulated depreciation	(36,547)	(18,009)
Property, plant and equipment, net	$242,855	$129,812

Schedule of reconciliation of property, plant and equipment and accumulated depreciation

					Construction
		Building and	Furniture and	Information	in
	Land	Improvements	Fixtures	Technology	Progress	Total
Cost
As of December 31, 2018	$210	$48,060	$13,486	$582	$10,119	$72,457
Additions	277	39,280	25,307	1,677	35,439	101,980
Business acquisitions	—	5,365	2,050	2	512	7,929
Disposals	—	(26,348)	(2,525)	(840)	(4,832)	(34,545)
Transfers	—	21,206	(792)	437	(20,851)	—
As of December 31, 2019	$487	$87,563	$37,526	$1,858	$20,387	$147,821
Additions	10	45,659	17,934	646	62,024	126,273
Business acquisitions	6,384	25,828	12,225	823	13,227	58,487
Disposals	—	(27,620)	(3,674)	(498)	(14,801)	(46,593)
Transfers	(10)	5,537	1,653	(71)	(7,109)	—
Transferred to Assets Held for Sale	(44)	(4,539)	(1,450)	(2)	(551)	(6,586)
Balance as of December 31, 2020	$6,827	$132,428	$64,214	$2,756	$73,177	$279,402

					Construction
		Building and	Furniture and	Information	in
	Land	Improvements	Fixtures	Technology	Progress	Total
Accumulated depreciation
As of December 31, 2018	$—	$3,521	$1,860	$107	$—	$5,488
Depreciation	—	7,680	6,041	403	—	14,124
Disposals	—	(635)	(24)	—	(944)	(1,603)
As of December 31, 2019	$—	$10,566	$7,877	$510	$(944)	$18,009
Depreciation	—	8,624	10,854	1,006	—	20,484
Disposals	—	618	(3,018)	(230)	944	(1,686)
Transferred to Assets Held for Sale	—	(77)	(183)	—	—	(260)
Balance as of December 31, 2020	$—	$19,731	$15,530	$1,286	$—	$36,547